CONSOLIDATED STATEMENT OF INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONTINUING OPERATIONS
NET REVENUE	R$ 25,390	R$ 22,266	R$ 21,712
COST OF ENERGY AND GAS
Energy purchased for resale	(11,286)	(11,084)	(10,919)
Charges for use of the national grid	(1,426)	(1,480)	(1,174)
Gas purchased for resale	(1,436)	(1,238)	(1,071)
Cost of purchased energy sold	(14,148)	(13,802)	(13,164)
Personnel	(1,002)	(1,098)	(1,270)
Materials	(74)	(81)	(73)
Outsourced services	(1,043)	(913)	(759)
Depreciation and amortization	(815)	(761)	(787)
Operating provisions, net	(1,214)	(40)	(226)
Infrastructure construction cost	(1,200)	(897)	(1,119)
Others	(102)	(85)	(90)
Other costs	(5,450)	(3,875)	(4,324)
TOTAL COST	(19,598)	(17,677)	(17,488)
GROSS PROFIT	5,792	4,589	4,224
OPERATING EXPENSES
Selling expenses	(238)	(264)	(248)
General and administrative expenses	(642)	(672)	(763)
Operating provisions	(950)	(167)	(353)
Other operating (expenses) income, net	(1,051)	(640)	34
Operating expense	(2,881)	(1,743)	(1,330)
Share of profit (loss), net, of affiliates and jointly-controlled entities	125	(104)	(252)
Dividends declared by investee classified as held for sale	73
Remeasurement of previously held equity interest in subsidiaries acquired		(119)
Impairment loss on investments		(127)
Income before finance income (expenses) and taxes	3,109	2,496	2,642
Finance income	3,207	1,706	804
Finance expenses	(1,847)	(2,224)	(1,800)
Income before income tax and social contribution tax	4,469	1,978	1,646
Current income tax and social contribution tax	(1,454)	(583)	(446)
Deferred income tax and social contribution tax	(111)	(16)	(198)
Net income for the year from continuing operations	2,904	1,379	1,002
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations	224	363
NET INCOME FOR THE YEAR	3,128	1,742	1,002
Equity holders of the parent
Net income from continuing operations	2,903	1,378	1,001
Net income from discontinued operations	224	322
Net income for the year attributed to equity holders of the parent	3,127	1,700	1,001
Non-controlling interests
Net income from continuing operations	1	1	1
Net income from discontinued operations		41
Net income from Non-controlling interests	1	42	1
NET INCOME FOR THE YEAR	R$ 3,128	R$ 1,742	R$ 1,002
Preferred Shares [Member]
Non-controlling interests
Basic and diluted earnings per preferred share - R$	R$ 2.14	R$ 1.17	R$ 0.84
Basic and diluted earnings per preferred share from continuing operations - R$	1.99	0.95	0.84
Basic and diluted earnings per preferred share from discontinued operations - R$	0.15	0.22
Common Shares [Member]
Non-controlling interests
Basic and diluted earnings per common share - R$	2.14	1.17	0.37
Basic and diluted earnings per common share from continuing operations - R$	1.99	0.95	0.37
Basic and diluted earnings per common share from discontinued operations - R$	R$ 0.15	R$ 0.22